Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible Assets

16.   Intangible Assets

16.1.      Goodwill

	12/31/2018	12/31/2017

Vale Florestar S.A.	45,435	45,435
Paineiras Logística	10	10
PCH Mucuri (a)	307	—
Facepa (a)	112,582	—
	158,334	45,445
(a)	Companies acquired in the first quarter of 2018. (Note 14.1)

On December 31, 2018, the Company performed the impairment test of Vale Florestar goodwill considering the same land leasing contracts at the time of acquisition and the use of the areas for current forestry formation, as well as economic assumptions similar to those used for the calculation of the fair value of biological assets in the Pará region at the date of these financial statements.

For the goodwill of Facepa and Mucuri PCH, calculated in 2018 in the business combination (Note 14.1), the same study was used at the base date of this financial statement.

On December 2018, the Company did not identify any need to reduce the book value of these assets.

16.2.      Intangible assets with undetermined useful life

On December 31, 2018 and December 31, 2017, the amount related to other intangible assets with indefinite useful life was R$1,196.

16.3.      Intangible assets with determined useful life

	Trademarks		Customer	Non	R&D
	and patents	Softwares	relationship	Compete	Agreements	Total

Useful life (years)	8.4	5	2.5	5	18.8
Acquisition cost	1,635	120,718	—	—	196,023	318,376
Accumulated amortization	(920)	(49,533)	—	—	(94,976)	(145,429)
Balances on December 31, 2016	715	71,185	—	—	101,047	172,947
Acquisitions	—	8,054	—	—	—	8,054
Foreign currency translation adjustment	—	—	—	—	1,284	1,284
Amortization	(105)	(21,825)	—	—	(8,339)	(30,268)
Write-offs	—	—	—	—	(18,937)	(18,937)
Transfers and others	—	8,705	—	—	—	8,705
Book balance	610	66,119	—	—	75,055	141,785
Acquisition cost	1,635	137,477	—	—	178,370	317,482
Accumulated amortization	(1,025)	(71,358)	—	—	(103,315)	(175,698)
Balances on December 31, 2017	610	66,119	—	—	75,055	141,785
Acquisitions	—	7,217	—	—	—	7,217
Acquisition PCH Mucuri/Facepa	17	749	—	—	—	766
Acquisition of assets identified in FACEPA (PPA)	21,598	—	28,505	3,374	—	53,477
Foreign currency translation adjustment	—	—	—	—	12,461	12,461
Amortization	(100)	(23,390)	—	—	(7,610)	(31,100)
Amortization PCH Mucuri/Facepa	(13)	(528)	—	—	—	(541)
Amortization of assets identified in FACEPA (PPA)	(2,635)	—	(9,502)	(562)	—	(12,699)
Transfers and others	—	8,945	—	—	—	8,945
Book balance	19,477	59,112	19,003	2,812	79,906	180,311
Acquisition cost	23,250	154,388	28,505	3,374	190,831	400,348
Accumulated amortization	(3,773)	(95,276)	(9,502)	(562)	(110,925)	(220,037)
Balances on December 31, 2018	19,477	59,112	19,003	2,812	79,906	180,311